Related Party Transactions (Details) - Pegasus Digital Mobility Acquisition Corp - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2023	Jul. 31, 2023	May 31, 2023	Apr. 24, 2023	Mar. 15, 2023	Jan. 23, 2023
Related Party Transactions
Expenses per month		$ 168,940	$ 168,000
Due to related party		369,472	200,530
Amount outstanding		(6,920,390)
Administrative Support Agreement
Related Party Transactions
Expenses per month	$ 14,000
Due to related party		168,000	168,000
Administrative expenses included in formation costs		940
Related Party Loans
Related Party Transactions
Due to related party		$ 369,472	200,530
Promissory Note with Related Party
Related Party Transactions
Threshold period for due of promissory notes within receipt of any funds received from a break-fee, termination fee or similar arrangement with a target company related to a potential Business Combination		3 days
Amount outstanding		$ 6,920,390	0
Debt Instrument, Unused Borrowing Capacity, Amount		300,000	0
Promissory Note with Related Party | Extension Note
Related Party Transactions
Principal amount									$ 2,250,000
Promissory Note with Related Party | March 2023 Promissory Note
Related Party Transactions
Principal amount								$ 1,100,000
Promissory Note with Related Party | April 2023 Promissory Note
Related Party Transactions
Principal amount							$ 719,907
Promissory Note with Related Party | May 2023 Promissory Note
Related Party Transactions
Principal amount						$ 1,400,000
Promissory Note with Related Party | July 2023 Promissory Note
Related Party Transactions
Principal amount					$ 750,483
Promissory Note with Related Party | November 2023 Promissory Note
Related Party Transactions
Principal amount				$ 1,000,000
Working capital loans warrant | Related Party Loans
Related Party Transactions
Loan conversion agreement warrant		$ 1,500,000
Price of warrant		$ 1.00
Outstanding balance of related party note		$ 0	$ 0